Investments (Fair Value And Gross Unrealized Losses In A Continuous Unrealized Loss Position) (Details) - Fixed maturity securities [Member] $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	$ 71,770	$ 16,786
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	11,352	1,973
Debt Securities, Available-for-Sale, Unrealized Loss Position	83,122	18,759
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	10,425	313
Greater Than Twelve Months	2,593	138
Continuous Unrealized Loss Position, Total	$ 13,018	$ 451
Total number of fixed maturity AFS securities in an unrealized loss position | security	8,175	2,597
Unrealized holding gains (losses) arising during the period	$ 6	$ 8
Corporate bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	59,929	10,796
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	7,094	1,567
Debt Securities, Available-for-Sale, Unrealized Loss Position	67,023	12,363
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	9,049	234
Greater Than Twelve Months	1,955	115
Continuous Unrealized Loss Position, Total	11,004	349
U.S. government bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	261	6
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	27	26
Debt Securities, Available-for-Sale, Unrealized Loss Position	288	32
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	25
Greater Than Twelve Months	6	2
Continuous Unrealized Loss Position, Total	31	2
State and municipal bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	1,958	522
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	237	24
Debt Securities, Available-for-Sale, Unrealized Loss Position	2,195	546
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	440	11
Greater Than Twelve Months	72	1
Continuous Unrealized Loss Position, Total	512	12
Foreign government bonds
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	130	61
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	58	56
Debt Securities, Available-for-Sale, Unrealized Loss Position	188	117
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	19	3
Greater Than Twelve Months	28	2
Continuous Unrealized Loss Position, Total	47	5
RMBS
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	1,490	262
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	193	22
Debt Securities, Available-for-Sale, Unrealized Loss Position	1,683	284
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	179	3
Greater Than Twelve Months	43	1
Continuous Unrealized Loss Position, Total	222	4
CMBS
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	1,224	446
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	320	37
Debt Securities, Available-for-Sale, Unrealized Loss Position	1,544	483
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	156	12
Greater Than Twelve Months	90	2
Continuous Unrealized Loss Position, Total	246	14
ABS [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	6,715	4,646
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	3,326	165
Debt Securities, Available-for-Sale, Unrealized Loss Position	10,041	4,811
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	552	49
Greater Than Twelve Months	374	5
Continuous Unrealized Loss Position, Total	926	54
Hybrid and redeemable preferred securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, Less than 12 Months	63	47
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer	97	76
Debt Securities, Available-for-Sale, Unrealized Loss Position	160	123
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	5	1
Greater Than Twelve Months	25	10
Continuous Unrealized Loss Position, Total	$ 30	$ 11